UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-3700

The Dreyfus/Laurel Tax-Free Municipal Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
	(Address of principal executive offices)	(Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000

Date of fiscal year end:	06/30

Date of reporting period:	06/30/04

FORM N-CSR

Item 1. Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
18	Report of Independent Registered Public Accounting Firm
19	Important Tax Information
20	Board Members Information
22	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus BASIC
California Municipal
Money Market Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This annual report for Dreyfus BASIC California Municipal Money Market Fund covers the 12-month period from July 1, 2003, through June 30, 2004. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, J. Christopher Nicholl.

The U.S. economy increasingly showed signs of sustainable growth during the reporting period.When it became clearer in the spring of 2004 that an unexpectedly strong job market and higher energy prices reflected renewed inflationary pressures, the tax-exempt money markets began to anticipate higher interest rates, and yields began to rise from historical lows. Indeed, on the last day of the reporting period, the Federal Reserve Board raised short-term rates in what many analysts believe is the first in a series of gradual increases.

To many investors, the move to a less accommodative monetary policy marks the beginning of a new phase in the economic cycle. At times such as these, when market conditions are in a period of transition, we believe it is especially important for you to stay in close contact with your financial advisor, who can help you position your portfolio in a way that is designed to respond to the challenges and opportunities of today's changing investment environment.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter

Chairman and Chief Executive Officer The Dreyfus Corporation

July 15, 2004

2

DISCUSSION OF FUND PERFORMANCE

J. Christopher Nicholl, Portfolio Manager

How did Dreyfus BASIC California Municipal Money Market Fund perform during the period?

For the 12-month period ended June 30, 2004, the fund's shares provided a yield of 0.53% and, after taking into account the effects of compounding, an effective yield of 0.53%.1

We attribute the fund's returns to low short-term interest rates throughout the reporting period.

What is the fund's investment approach?

The fund seeks to provide a high level of current income exempt from federal and California state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.To pursue this objective, we attempt to add value by selecting the individual tax-exempt money market instruments from California issuers that we believe are most likely to provide high tax-exempt current income, while focusing on credit risk. We also actively manage the fund's weighted average maturity in anticipation of interest-rate and supply-and-demand changes in California's short-term municipal marketplace.

Rather than focusing on economic or market trends, we search for securities that, in our opinion, will help us enhance the fund's yield.

The management of the fund's weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund's weighted average maturity to make cash available for the purchase of higher-yielding securities.This is due to the fact that yields tend to rise temporarily if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower yields, we may increase the fund's average weighted maturity to maintain current yields for as long as practical. At other times, we try to maintain a neutral average weighted maturity.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

What other factors influenced the fund's performance?

Just days before the start of the reporting period, the Federal Reserve Board ("the Fed") reduced the overnight federal funds rate to 1%, its lowest level since 1958 and the thirteenth in a series of reductions that began in January 2001.The Fed's efforts to stimulate a stronger economic recovery appeared to be successful, as evidence of stronger economic growth during the summer of 2003 rekindled long-dormant inflation concerns among fixed-income investors. Although longer-term bonds experienced heightened volatility, tax-exempt money market securities remained stable, anchored by the 1% federal funds rate.

By early 2004, the U.S. economy began to show signs of more robust improvement, but inflationary pressures generally failed to materialize, and money-market yields remained low.In early April,however,stronger than expected gains in the labor markets suggested that long-dormant inflationary pressures might be resurfacing, causing many investors to anticipate that the Fed might begin to raise short-term interest rates sooner than they previously had expected. As a result, money-market yields at the longer end of the maturity spectrum began to rise.

Against this economic backdrop, California experienced considerable political turmoil when voters recalled the state's governor and elected his successor.The state's fiscal crisis led to a substantially larger issuance of short-term debt in 2003, which put upward pressure on yields. In fact, at times during the reporting period, yields of California tax-exempt instruments exceeded those of comparable taxable securities.

After the election of Governor Schwarzenegger in October, political turmoil began to wane, and in March 2004, voters approved a borrowing plan to address many of the state's more immediate fiscal problems. In addition, better economic conditions appeared to relieve some of the pressure on California's tax revenues.As a result,much of the uncertainty that had plagued the California market was removed, and the state's credit rating was upgraded by one of the major rating agencies, taking some of the upward pressure off money-market yields.

4

In an attempt to capture incrementally higher yields during the first half of the reporting period, we generally maintained the fund's weighted average maturity in a range that we considered longer than average.As inflationary pressures resurfaced in 2004, we began to adopt a more defensive position, reducing the fund's weighted average to give us the flexibility we needed to capture higher yields as they became available.

What is the fund's current strategy?

On June 30, 2004, the last day of the reporting period, the Fed raised short-term interest rates by 25 basis points in a move that many investors believe is the first in a series of gradual increases.As a result, yield differences between overnight instruments and one-year securities widened. To manage the risks of rising interest rates while attempting to capture opportunities for higher yields, we adopted a "barbell" strategy in which we maintained a generally neutral weighted average maturity by balancing floating-rate instruments and fixed-rate securities in the two- to five-month range with securities with maturities of up to one year. In our view, this is a prudent approach in today's changing market environment.

July 15, 2004

1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-California residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.An investment in the fund is not insured or guaranteed by the FDIC or the U.S. government.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The Fund 5

STATEMENT OF INVESTMENTS
June 30, 2004
	Principal
Tax Exempt Investments—100.1%	Amount ($)		Value ($)

Alameda-Contra Costa Transit District, RAN
2%, 8/19/2004 (LOC; BNP Paribas)	3,000,000		3,004,053
Alameda County Industrial Development Authority
Industrial Revenue, VRDN (United Manufacturing Project)
1.07% (LOC; Wells Fargo)	1,000,000	[a]	1,000,000
Bay Area Governments Association, Transit Revenue
3.50%, 6/15/2005 (Insured; AMBAC)	420,000		427,720
State of California, GO Notes, VRDN 1.06%
(LOC: Bank of America, Landesbank Hessen-Thueringen
Girozentrale and Scotia Bank)	400,000	[a]	400,000
California Health Facilities Financing Authority
Health Care Facilities Revenue, VRDN:
(Adventist Health System) 1.08% (LOC; Key Bank)	1,027,000	[a]	1,027,000
(Scripps Memorial Hospital) 1.02%
(Insured; MBIA and Liquidity Facility; Northern
Trust Company)	700,000	[a]	700,000
California Infrastructure and Economic Development Bank
Revenue, CP (Salvation Army West)
1.02%, 11/17/2004 (LOC; Bank of America)	700,000		700,000
California State Department of Water Resources:
Power Supply Revenue, VRDN
1.12% (LOC; BNP Paribas)	1,500,000	[a]	1,500,000
Water Revenue (Central Valley Project)
5.80%, 12/1/2004	1,500,000		1,528,546
California Statewide Communities Development Authority
VRDN:
Health Care Facilities Revenue (Motion Picture and
TV Fund) 1.09% (LOC; BNP Paribas)	1,075,000	[a]	1,075,000
Private Schools Revenue (St. Mary and All Angels
School) 1.11% (LOC; Allied Irish Bank)	1,300,000	[a]	1,300,000
Charter Mac Low Floater Certificates Trust, VRDN
1.21% (Insured; MBIA and LOC: Bayerische Landesbank,
Dexia Credit Locale and Toronto Dominion Bank)	4,000,000	[a]	4,000,000
City of Concord, MFMR, VRDN (Arcadian)
1% (Insured; FNMA)	1,150,000	[a]	1,150,000
Golden Empire Schools Financing Authority, LR, VRDN
(Kern High School District Projects)
1.03% (LOC: California State Teachers Retirement
System and The Bank of New York)	2,500,000	[a]	2,500,000
Grant Joint Union High School District, COP
Bridge Funding Program .98%, 7/1/2004 (Insured; FSA
and Liquidity Facility; Dexia Credit Locale)	900,000		900,000

6

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Las Virgenes Unified School District, COP
.87%, 7/1/2004 (Insured; FSA and Liquidity Facility;
Dexia Credit Locale)	1,600,000		1,600,000
Los Angeles Community Redevelopment Agency, MFHR
VRDN (Rental Academy Village Apartments)
1.11% (Insured; FNMA and Liquidity Facility; FNMA)	2,500,000	[a]	2,500,000
Los Angeles County Metropolitan Transportation Authority
Sales Tax Revenue, CP 1%, 8/12/2004
(LOC: Bayerische Landesbank, Landesbank Baden
Wuerttemberg, WestLB AG)	3,070,000		3,070,000
Los Angeles Department of Airports, Airport Revenue
1.15%, 11/15/2004 (LOC: Bayerische Landesbank
and JPMorgan Chase Bank)	750,000		750,000
Los Angeles Municipal Improvement Corporation, LR
CP 1.20%, 11/8/2004 (LOC; Bank of America)	2,500,000		2,500,000
Los Angeles Unified School District, COP
VRDN (Belmont Learning Complex)
1.02% (LOC; The Bank of New York)	200,000	[a]	200,000
Metropolitan Water District of Southern California
Water Works Revenue, VRDN:
1.05%, Series B (Liquidity Facility; Landesbank
Hessen-Thueringen)	1,400,000	[a]	1,400,000
1.24%, Series A-6 (Liquidity Facility; Bayerische
Hypo-und Vereinsbank)	2,500,000	[a]	2,500,000
City of Oakland, COP, VRDN (Capital Equipment Project)
1.03% (LOC; Landesbank Hessen-Thueringen)	2,800,000	[a]	2,800,000
Orange County, Apartment Development Revenue
Refunding, VRDN (Aliso Creek Project)
1.06% (LOC; FHLMC)	2,800,000	[a]	2,800,000
Perris Union High School District, COP
(School Financing Project) 1%, 9/1/2004
(Insured; FSA and LOC; Dexia Credit Locale)	3,000,000		3,000,000
Rancho Water District Finacing Authority, Water Revenue
3%, 8/1/2004 (Insured; FGIC and Liquidity Facility; FGIC)	650,000		650,964
Riverside County Housing Authority, MFMR
Refunding, VRDN (Mountain View Apartments) 1.06%
(LOC: FHLB and Redlands Federal Savings and Loan)	675,000	[a]	675,000
San Francisco City and County Finance Corporation
LR, VRDN (Moscone Center Expansion Project)
1.05% (Insured; AMBAC and Liquidity Facility: JPMorgan
Chase Bank and State Street Bank and Trust Co.)	4,200,000	[a]	4,200,000

The Fund 7

S T A T E M E N T O F I N V E S T M E N T S (continued)

		Principal
Tax Exempt Investments (continued)		Amount ($)		Value ($)

Santa Monica Community College District, GO Notes
3%, 8/1/2004 (Insured; FSA)		800,000		801,326
City of Stockton, MFHR, VRDN
(Mariners Pointe Association)
1.04% (LOC; Credit Suisse)		2,400,000	[a]	2,400,000
Tahoe Forest Hospital District, Health Care Facilities
Revenue, VRDN 1.08% (LOC; U.S. Bank NA)		1,800,000	[a]	1,800,000
Tulare Local Health Care District, Health Care Facilities
Revenue, VRDN 1.08% (LOC; U.S. Bank NA)		1,800,000	[a]	1,800,000
City of Union City, MFHR, Refunding, VRDN
(Mission Sierra) 1.07% (Insured; FNMA)		1,200,000	[a]	1,200,000

Total Investments (cost $	57,859,609)	100.1%		57,859,609
Liabilities, Less Cash and Receivables		(.1%)		(68,997)
Net Assets		100.0%		57,790,612

8

Summary of Abbreviations

AMBAC	American Municipal Bond	FSA	Financial Security Assurance
	Assurance Corporation	GO	General Obligation
COP	Certificate of Participation	LOC	Letter of Credit
CP	Commercial Paper	LR	Lease Revenue
FGIC	Financial Guaranty Insurance	MBIA	Municipal Bond Investors
	Company		Assurance Insurance
FHLB	Federal Home Loan Bank		Corporation
FHLMC	Federal Home Loan Mortgage	MFHR	Multi-Family Housing Revenue
	Corporation	MFMR	Multi-Family Mortgage Revenue
FNMA	Federal National Mortgage	RAN	Revenue Anticipation Notes
	Association	VRDN	Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody's	or	Standard & Poor's	Value (%)

F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	95.2
AAA, AA, A [b]		Aaa, Aa, A [b]		AAA, AA, A [b]	4.8
					100.0
a	Securities payable on demand.Variable interest rate—subject to periodic change.
b	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	57,859,609	57,859,609
Cash		41,025
Interest receivable		157,969
		58,058,603

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2		23,550
Bank loan payable—Note 3		215,000
Dividend payable		29,347
Interest payable—Note 3		94
		267,991

Net Assets ( $)		57,790,612

Composition of Net Assets ($):
Paid-in capital		57,791,583
Accumulated net realized gain (loss) on investments		(971)

Net Assets ( $)		57,790,612

Shares Outstanding
(unlimited number of shares of Beneficial Interest authorized)		57,791,583
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Year Ended June 30, 2004
Investment Income ($):
Interest Income	744,603
Expenses:
Management fee—Note 2	342,966
Interest expense—Note 3	2,826
Total Expenses	345,792
Investment Income—Net, representing net
increase in net assets resulting from operations	398,811

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended June 30,

	2004	2003

Operations ($):
Investment income—net	398,811	692,066
Net realized gain (loss) from investments	—	(668)
Net Increase (Decrease) in Net Assets
Resulting from Operations	398,811	691,398

Dividends to Shareholders from ($):
Investment income—net	(398,811)	(692,066)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	228,466,399	181,314,843
Dividends reinvested	223,656	413,281
Cost of shares redeemed	(246,292,308)	(187,828,822)
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	(17,602,253)	(6,100,698)
Total Increase (Decrease) in Net Assets	(17,602,253)	(6,101,366)

Net Assets ($):
Beginning of Period	75,392,865	81,494,231
End of Period	57,790,612	75,392,865

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

		Year Ended June 30,

	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.005	.008	.013	.030	.028
Distributions:
Dividends from investment income—net	(.005)	(.008)	(.013)	(.030)	(.028)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	.53	.84	1.36	3.03	2.85

Ratios/Supplemental Data (%):
Ratio of operating expenses
to average net assets	.45	.45	.45	.45	.45
Ratio of interest expense
to average net assets	.00[a]	.00[a]	.01	.02	.01
Ratio of net investment income
to average net assets	.52	.83	1.36	2.97	2.80

Net Assets, end of period ($ x 1,000)	57,791	75,393	81,494	88,500	119,486

a Amount represents less than .01%. See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC California Municipal Money Market Fund (the "fund") is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund's investment objective is to provide a high level of current income exempt from federal and California state income taxes to the extent consistent with the preservation of capital and the maintenance of liq-uidity.The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as the fund's investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial"). Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates.Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund's Board of Trustees to represent the fair value of the fund's investments.

It is the fund's policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

14

(c) Concentration of risk: The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

All cash balances were maintained with the Custodian, Mellon Bank, N.A.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended, (the "Code").To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

At June 30, 2004, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $971 is available to be applied against future net securities profits, if any, realized subsequent to June 30, 2004. If not applied, $303 of the carryover expires in fiscal 2008 and $668 expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal periods ended June 30, 2004 and June 30, 2003, respectively, were all tax exempt income.

At June 30, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2—Investment Management Fee and Other Transactions With Affiliates:

Investment management fee: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services,the fund is contractually obligated to pay the Manager a fee,cal-culated daily and paid monthly, at the annual rate of .45% of the value of the fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee receives $40,000 per year, plus $5,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., the Trust and The Dreyfus/Laurel Funds Trust (the "Dreyfus/Laurel Funds") attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses.The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consists of management fees of $23,550.

16

NOTE 3—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the line of credit during the period ended June 30, 2004 was approximately $182,600 with a related weighted average annualized interest rate of 1.55%.

NOTE 4—Legal Matters:

Two class actions (which have been consolidated) have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the "Investment Advisers"), and the directors of all or substantially all of the Dreyfus funds, alleging that the Investment Advisers improperly used assets of the Dreyfus funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus funds,and that the use of fund assets to make these payments was not properly disclosed to investors.The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The complaints seek unspecified compensatory and punitive damages, rescission of the funds' contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses. Dreyfus and the Dreyfus funds believe the allegations to be totally without merit and will defend the actions vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse effect on the Dreyfus funds or Dreyfus' ability to perform its contracts with the Dreyfus funds.

The Fund 17

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders The Dreyfus/Laurel Tax-Free Municipal Funds

We have audited the accompanying statement of assets and liabilities of Dreyfus BASIC California Municipal Money Market Fund (the "Fund") of The Dreyfus/Laurel Tax-Free Municipal Funds, including the statement of investments, as of June 30, 2004, and the related statement of operations for the year then ended,the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus BASIC California Municipal Money Market Fund of The Dreyfus/Laurel Tax-Free Municipal Funds as of June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
August 3, 2004

18

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended June 30, 2004 as "exempt-interest dividends" (not subject to regular federal and, for individuals who are California residents, California personal income taxes).

The Fund 19

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (60)
Chairman of the Board (1999)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
No. of Portfolios for which Board Member Serves: 186

———————
James Fitzgibbons (69)
Board Member (1983)
Principal Occupation During Past 5 Years:
• Chairman of the Board, Davidson Cotton Company (1998-2002)
No. of Portfolios for which Board Member Serves: 23

———————
J.Tomlinson Fort (76)
Board Member (1994)
Principal Occupation During Past 5 Years:
• Retired; Of Counsel, Reed Smith LLP (1998-2004)
Other Board Memberships and Affiliations:
• Allegheny College,Trustee
• Pittsburgh Ballet Theatre,Trustee
• American College of Trial Lawyers, Fellow
No. of Portfolios for which Board Member Serves: 23

———————
Kenneth A. Himmel (58)
Board Member (1988)
Principal Occupation During Past 5 Years:
• President and CEO,Related Urban Development,a real estate development company (1996-present)
• President and CEO, Himmel & Company, a real estate development company (1980-present)
• CEO,American Food Management, a restaurant company (1983-present)
No. of Portfolios for which Board Member Serves: 23

20

Stephen J. Lockwood (57)
Board Member (1993)
Principal Occupation During Past 5 Years:
• Chairman of the Board, Stephen J. Lockwood and Company LLC, an investment company
(2000-present)
• Chairman of the Board and CEO, LDG Reinsurance Corporation (1977-2000)
Other Board Memberships and Affiliations:
• BDML Holdings, an insurance company, Chairman of the Board
• Affiliated Managers Group, an investment management company, Director
No. of Portfolios for which Board Member Serves: 23
———————
Roslyn Watson (54)
Board Member (1992)
Principal Occupation During Past 5 Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
Other Board Memberships and Affiliations:
• American Express Centurion Bank, Director
• The Hyams Foundation Inc., a Massachusetts Charitable Foundation,Trustee
• National Osteoporosis Foundation,Trustee
No. of Portfolios for which Board Member Serves: 23
———————
Benaree Pratt Wiley (58)
Board Member (1998)
Principal Occupation During Past 5 Years:
• President and CEO,The Partnership, an organization dedicated to increasing the representa-
tion of African Americans in positions of leadership, influence and decision-making in
Boston, MA (1991-present)
Other Board Memberships and Affiliations:
• Boston College,Associate Trustee
• The Greater Boston Chamber of Commerce, Director
• Mass. Development, Director
• Commonwealth Institute, Director
• Efficacy Institute, Director
• PepsiCo African-America,Advisory Board
No. of Portfolios for which Board Member Serves: 23
———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166.Additional information about the Board Members is available in the fund's Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Ruth Marie Adams, Emeritus Board Member
Francis P. Brennan, Emeritus Board Member

The Fund 21

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since March 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 97 investment companies (comprised of 190 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 58 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002.

Chief Investment Officer,Vice Chairman and a Director of the Manager, and an officer of 97 investment companies (comprised of 190 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 50 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, Vice President since March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 98 investment companies (comprised of 206 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since June 1977.

STEVEN F. NEWMAN, Secretary since March 2000.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 98 investment companies (comprised of 206 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since July 1980.

JEFF PRUSNOFSKY, Assistant Secretary since March 2000.

Associate General Counsel of the Manager, and an officer of 26 investment companies (comprised of 87 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since October 1990.

MICHAEL A. ROSENBERG, Assistant Secretary since March 2000.

Associate General Counsel of the Manager, and an officer of 95 investment companies (comprised of 199 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1991.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 98 investment companies (comprised of 206 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since April 1985.

22

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Money Market Funds of the Manager, and an officer of 39 investment companies (comprised of 85 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1988.

KENNETH J. SANDGREN, Assistant Treasurer since November 2001.

Mutual Funds Tax Director of the Manager, and an officer of 98 investment companies (comprised of 206 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1993.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since July 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 33 years old and has been an employee of the Distributor since October 1998.

The Fund 23

NOTES

For More Information

Dreyfus BASIC
California Municipal
Money Market Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

To obtain information:

By telephone

Call 1-800-645-6561

By mail Write to:

The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

By E-mail Send your request to info@dreyfus.com

On the Internet Information can be viewed online or downloaded from: http://www.dreyfus.com

© 2004 Dreyfus Service Corporation 0307AR0604

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
19	Report of Independent Registered Public Accounting Firm
20	Important Tax Information
21	Board Members Information
23	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus BASIC
Massachusetts Municipal
Money Market Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This annual report for Dreyfus BASIC Massachusetts Municipal Money Market Fund covers the 12-month period from July 1, 2003, through June 30, 2004. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, J. Christopher Nicholl.

The U.S. economy increasingly showed signs of sustainable growth during the reporting period.When it became clearer in the spring of 2004 that an unexpectedly strong job market and higher energy prices reflected renewed inflationary pressures, the tax-exempt money markets began to anticipate higher interest rates, and yields began to rise from historical lows. Indeed, on the last day of the reporting period, the Federal Reserve Board raised short-term rates in what many analysts believe is the first in a series of gradual increases.

To many investors, the move to a less accommodative monetary policy marks the beginning of a new phase in the economic cycle. At times such as these, when market conditions are in a period of transition, we believe it is especially important for you to stay in close contact with your financial advisor, who can help you position your portfolio in a way that is designed to respond to the challenges and opportunities of today's changing investment environment.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter

Chairman and Chief Executive Officer The Dreyfus Corporation

July 15, 2004

2

DISCUSSION OF FUND PERFORMANCE

J. Christopher Nicholl, Portfolio Manager

How did Dreyfus BASIC Massachusetts Municipal Money Market Fund perform during the period?

For the 12-month period ended June 30, 2004, the fund's shares provided a yield of 0.53% and, after taking into account the effects of compounding, an effective yield of 0.53%.1

We attribute the fund's returns to low short-term interest rates throughout the reporting period.

What is the fund's investment approach?

The fund seeks to provide a high level of current income exempt from federal and Massachusetts state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.To pursue this objective, we attempt to add value by selecting the individual tax-exempt money market instruments from Massachusetts'issuers that we believe are most likely to provide high tax-exempt current income, while focusing on credit risk.We also actively manage the fund's weighted average maturity in anticipation of interest-rate and supply-and-demand changes in Massachusetts' short-term municipal marketplace.

Rather than focusing on economic or market trends, we search for securities that, in our opinion, will help us enhance the fund's yield.

The management of the fund's weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund's weighted average maturity to make cash available for the purchase of higher-yielding securities.This is due to the fact that yields tend to rise temporarily if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower yields, we may increase the fund's average weighted maturity to maintain current yields for as long as practical. At other times, we try to maintain a neutral average weighted maturity.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

What other factors influenced the fund's performance?

Just days before the start of the reporting period, the Federal Reserve Board ("the Fed") reduced the overnight federal funds rate to 1%, its lowest level since 1958 and the thirteenth in a series of reductions that began in January 2001.The Fed's efforts to stimulate a stronger economic recovery appeared to be successful, as evidence of stronger economic growth during the summer of 2003 rekindled long-dormant inflation concerns among fixed-income investors. Although longer-term bonds experienced heightened volatility, tax-exempt money market securities remained stable, anchored by the 1% federal funds rate.

By early 2004, the U.S. economy began to show signs of more robust improvement, but inflationary pressures generally failed to materialize, and money-market yields remained low. In early April, however, stronger than expected gains in the U.S. labor markets suggested that long-dormant inflationary pressures might be resurfacing causing many investors to anticipate that the Fed might soon begin to raise short-term interest rates.As a result, money-market yields at the longer end of the maturity spectrum began to rise.

As the national economy improved, so did the fiscal condition of many Massachusetts issuers. The state and its municipalities recently have benefited from better business conditions across a relatively diverse mix of industries, which has helped boost corporate and personal income tax receipts.As a result, there was little need for Massachusetts' borrowers to increase issuance in the tax-exempt bond market. However, a generally robust supply of municipal securities on the national level kept upward pressure on tax-exempt yields, and at times during the reporting period, tax-exempt yields equaled those of comparable taxable securities.

In an attempt to capture incrementally higher yields during the first half of the reporting period, we generally maintained the fund's weighted average maturity in a range that we considered longer than average.As inflationary pressures resurfaced in 2004, we began to adopt

4

a more defensive position, reducing the fund's weighted average toward the short end of its range to give us the flexibility we needed to capture higher yields as they became available. Toward the end of the reporting period, when expectations of higher interest rates already appeared to be reflected by the market, we extended the fund's weighted average maturity to a more neutral position.

What is the fund's current strategy?

On June 30, 2004, the last day of the reporting period, the Fed raised short-term interest rates by 25 basis points in a move that many investors believe is the first in a series of gradual increases.As a result, yield differences between overnight instruments and one-year securities widened. To manage the risks of rising interest rates while attempting to capture opportunities for higher yields, we have adopted a "barbell" strategy in which we maintain a generally neutral weighted average maturity by balancing floating-rate instruments and fixed-rate securities in the two- to five-month range with securities with maturities of up to one year.In our view, this is a prudent approach in today's changing market environment.

July 15, 2004

  Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-Massachusetts residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.An investment in the fund is not insured or guaranteed by the FDIC or the U.S. government.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The Fund 5

STATEMENT OF INVESTMENTS
June 30, 2004
	Principal
Tax Exempt Investments—100.6%	Amount ($)		Value ($)

Canton Housing Authority, MFHR, Refunding, VRDN
(Canton Arboretum Apartments)
1.03% (Insured; FNMA)	3,895,000	[a]	3,895,000
Dedham, GO Notes, BAN 2.50%, 6/1/2005	1,300,000		1,310,547
Duxbury, GO Notes, BAN 2%, 1/14/2005	4,000,000		4,018,502
State of Massachusetts, GO Notes:
Refunding 5.25%, 1/1/2005	625,000		637,175
VRDN:
(Central Artery) 1.10% (Liquidity Facility;
State Street Bank & Trust Co.)	2,145,000	[a]	2,145,000
Refunding:
1.08% (Liquidity Facility; Landesbank Hessen
Thuringen Girozentrale)	2,200,000	[a]	2,200,000
1.11% (Liquidity Facility; Landesbank Hessen
Thuringen Girozentrale)	2,600,000	[a]	2,600,000
Massachusetts Bay Transportation Authority
General Transportation Systems, GO Notes, VRDN
1.02% (Liquidity Facility; WestLB AG)	6,000,000	[a]	6,000,000
Massachusetts Development Finance Agency:
EDR, CP .95%, 8/20/2004 (LOC; Wachovia Bank)	1,600,000		1,600,000
VRDN:
College and University Revenue, Refunding
(Smith College) 1.07%	5,900,000	[a]	5,900,000
Health Care Facilities Revenue:
(Loomis Communities)
1.04% (LOC; ABN-AMRO)	745,000	[a]	745,000
(Masonic Nursing Home Inc.)
1.04% (LOC; Royal Bank of Scotland)	2,500,000	[a]	2,500,000
Private Schools Revenue:
(Dexter School Project)
1.08% (Insured; MBIA and Liquidity Facility;
Wachovia Bank)	1,000,000	[a]	1,000,000
(Meadowbrook School)
1.08% (LOC; Allied Irish Banks)	1,500,000	[a]	1,500,000
(Worcester Academy)
1.08% (LOC; Allied Irish Banks)	3,000,000	[a]	3,000,000
SWDR (Newark Group Project)
1.06% (LOC; JPMorgan Chase Bank)	1,000,000	[a]	1,000,000
Massachusetts Health and Educational Facilities Authority:
College and University Revenue:
(Williams College) 1.05%, 4/1/2005	5,000,000		5,000,000

6

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

Massachusetts Health and Educational
Facilities Authority (continued):
VRDN:
College and University Revenue:
(Amherst College) 1.04%	6,000,000	[a]	6,000,000
(Berklee College of Music) .98% (Insured; MBIA
and Liquidity Facility; Credit Suisse)	100,000	[a]	100,000
(Boston University) 1%
(LOC; State Street Bank and Trust Co.)	4,000,000	[a]	4,000,000
(Emmanuel College) 1.06% (LOC; Allied Irish Bank)	3,400,000	[a]	3,400,000
(Harvard University):
.92%, Series BB	1,500,000	[a]	1,500,000
.92%, Series R	4,500,000	[a]	4,500,000
(Massachusetts Institute of Technology) .99%	5,200,000	[a]	5,200,000
(Simmons College) 1.06% (Insured; AMBAC and
Liquidity Facility; Fleet National Bank)	2,500,000	[a]	2,500,000
(University of Massachusetts) 1.02%
(LOC; Dexia Credit Locale)	3,200,000	[a]	3,200,000
Health Care Facilities Revenue:
(Hallmark Health Systems)
1.06% (Insured; FSA and Liquidity Facility;
Fleet National Bank)	2,900,000	[a]	2,900,000
(Newton Wellesley Hospital)
.98% (Insured; MBIA and Liquidity Facility; Helaba)	100,000	[a]	100,000
(Partners Healthcare Systems):
1.02% (Insured; FSA and Liquidity Facility;
Bayerische Landesbank and JPMorgan
Chase Bank)	1,800,000	[a]	1,800,000
1.04% (Insured; FSA and Liquidity Facility;
Bayerische Landesbank and JPMorgan
Chase Bank)	7,300,000	[a]	7,300,000
(Wellesley College) 1.03%	1,000,000	[a]	1,000,000
Revenue:
Capital Asset Program:
1.10%, Series B (Insured; MBIA and Liquidity Facility;
State Street Bank and Trust Co.)	4,530,000	[a]	4,530,000
1.10%, Series C (Insured; MBIA and Liquidity Facility;
State Street Bank and Trust Co.)	1,900,000	[a]	1,900,000
1.10%, Series M (LOC; Fleet National Bank)	3,000,000	[a]	3,000,000
(Essex Museum) 1.07% (LOC; Royal Bank
of Scotland)	9,750,000	[a]	9,750,000

The Fund 7

S T A T E M E N T O F I N V E S T M E N T S (continued)

		Principal
Tax Exempt Investments (continued)		Amount ($)		Value ($)

Massachusetts Housing Finance Agency, Housing Revenue
VRDN 1.02% (Insured; FSA and Liquidity Facility; Dexia
Credit Locale)		1,200,000	[a]	1,200,000
Massachusetts Industrial Finance Agency, VRDN:
College and University Revenue
(Milton Academy) 1.08% (Insured; MBIA
and Liquidity Facility; Fleet National Bank)		1,600,000	[a]	1,600,000
Health Care Facilities Revenue (Orchard Cove Inc.)
1.04% (LOC; Fleet National Bank)		1,400,000	[a]	1,400,000
Massachusetts Water Resource Authority, Water Revenue:
VRDN (Multi-Modal):
1% (LOC; Landesbank Hessen Thuringen
Girozentrale)		3,400,000	[a]	3,400,000
Refunding:
1.04% (Insured; FGIC and Liquidity
Facility; Dexia Credit Locale)		5,550,000	[a]	5,550,000
1.04% (Insured; FGIC and Liquidity Facility;
FGIC)		2,800,000	[a]	2,800,000
1.05% (LOC; Landesbank Baden-Wuerttemberg)		3,750,000	[a]	3,750,000
1.11% (LOC; Landesbank Hessen Thuringen
Girozentrale)		7,500,000	[a]	7,500,000
North Andover, GO Notes, BAN 3%, 7/6/2005		1,000,000		1,012,950
Pembroke, GO Notes, BAN 2%, 8/5/2004		1,000,000		1,000,927
Salem, GO Notes, BAN 1.50%, 1/13/2005		4,100,000		4,109,119
Westborough, GO Notes, BAN 2%, 11/19/2004		1,738,000		1,744,308

Total Investments (cost $	142,798,528)	100.6%		142,798,528
Liabilities, Less Cash and Receivables		(.6%)		(868,120)
Net Assets		100.0%		141,930,408

8

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance	FSA	Financial Security Assurance
	Corporation	GO	General Obligation
BAN	Bond Anticipation Notes	LOC	Letter of Credit
CP	Commercial Paper	MBIA	Municipal Bond Investors Assurance
EDR	Economic Development Revenue		Insurance Corporation
FGIC	Financial Guaranty Insurance	MFHR	Multi-Family Housing Revenue
	Company	SWDR	Solid Waste Disposal Revenue
FNMA	Federal National Mortgage	VRDN	Variable Rate Demand Notes
Association
Summary of Combined Ratings (Unaudited)

Fitch	or	Moody's	or	Standard & Poor's	Value (%)

F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	96.7
AAA, AA, Ab		Aaa, Aa, Ab		AAA, AA, Ab	2.4
Not Rated[c]		Not Rated[c]		Not Rated[c]	.9
					100.0

a Securities payable on demand.Variable interest rate—subject to periodic change.

b	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
c	Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	142,798,528	142,798,528
Cash		34,714
Interest receivable		267,917
		143,101,159

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2		51,313
Bank loan payable—Note 3		1,050,000
Dividend payable		69,383
Interest payable—Note 3		55
		1,170,751

Net Assets ( $)		141,930,408

Composition of Net Assets ($):
Paid-in capital		141,904,053
Accumulated undistributed investment income—net		26,355

Net Assets ( $)		141,930,408

Shares Outstanding
(unlimited number of shares of Beneficial Interest authorized)		141,915,138
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Year Ended June 30, 2004
Investment Income ($):
Interest Income	1,358,834
Expenses:
Management fee—Note 2	624,009
Interest expense—Note 3	3,583
Total Expenses	627,592
Investment Income—Net	731,242

Net Realized Gain (Loss) on Investments—Note 1(b) ($)	26,355
Net Increase in Net Assets Resulting from Operations	757,597

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended June 30,

	2004	2003

Operations ($):
Investment income—net	731,242	1,642,649
Net realized gain (loss) from investments	26,355	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	757,597	1,642,649

Dividends to Shareholders from ($):
Investment income—net	(731,242)	(1,642,649)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	273,711,156	286,907,221
Dividends reinvested	141,466	316,849
Cost of shares redeemed	(294,679,012)	(293,094,809)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(20,826,390)	(5,870,739)
Total Increase (Decrease) in Net Assets	(20,800,035)	(5,870,739)

Net Assets ($):
Beginning of Period	162,730,443	168,601,182
End of Period	141,930,408	162,730,443

See notes to financial statements.

12

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

		Year Ended June 30,

	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.005	.009	.014	.032	.032
Distributions:
Dividends from investment income—net	(.005)	(.009)	(.014)	(.032)	(.032)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	.53	.87	1.41	3.29	3.21

Ratios/Supplemental Data (%):
Ratio of operating expenses
to average net assets	.45	.45	.45	.45	.45
Ratio of interest expense
to average net assets	.00[a]	.00[a]	.00[a]	.01	.01
Ratio of net investment income
to average net assets	.53	.87	1.38	3.22	3.18

Net Assets, end of period ($ x 1,000)	141,930	162,730	168,601	138,047	123,027

a Amount represents less than .01%. See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC Massachusetts Municipal Money Market Fund (the "fund") is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering three series including the fund.The fund's investment objective is to provide a high level of current income exempt from federal and Massachusetts state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial"). Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund's Board of Trustees to represent the fair value of the fund's investments.

It is the fund's policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and

14

loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Concentration of risk: The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the commonwealth and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

All cash balances were maintained with the Custodian,Mellon Bank,N.A.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code").To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

At June 30, 2004, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended June 30, 2004 and June 30, 2003, respectively, were all tax exempt income.

During the period ended June 30, 2004, as a result of permanent book to tax differences, the fund decreased accumulated net realized gain (loss) on investments by $26,355 and increased accumulated undistributed investment income-net by the same amount. Net assets were not affected by this reclassification.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

At June 30, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Management Fee And Other Transactions With Affiliates:

Investment management fee: Pursuant to an Investment Management Agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee receives $40,000 per year, plus $5,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., the Trust and The Dreyfus/Laurel Funds Trust (the "Dreyfus/Laurel Funds") attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there is a joint committee meeting of the Dreyfus/Laurels Funds and

16

the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund.These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consists of management fees $51,313.

NOTE 3—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the line of credit during the period ended June 30, 2004 was approximately $232,800 with a related weighted average annualized interest rate of 1.53%.

NOTE 4—Legal Matters:

Two class actions (which have been consolidated) have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the "Investment Advisers"), and the directors of all or substantially all of the Dreyfus funds, alleging that the Investment Advisers improperly used assets of the Dreyfus funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus funds, and that the use of fund assets to make these payments was not properly disclosed to investors. The

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

complaints further allege that the directors breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.The complaints seek unspecified compensatory and punitive damages, rescission of the funds' contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses. Dreyfus and the Dreyfus funds believe the allegations to be totally without merit and will defend the actions vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse effect on the Dreyfus funds or Dreyfus' ability to perform its contracts with the Dreyfus funds.

18

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders The Dreyfus/Laurel Tax-Free Municipal Funds:

We have audited the accompanying statement of assets and liabilities of Dreyfus BASIC Massachusetts Municipal Money Market Fund (the "Fund") of The Dreyfus/Laurel Tax-Free Municipal Funds,including the statement of investments, as of June 30, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus BASIC Massachusetts Municipal Money Market Fund of The Dreyfus/Laurel Tax-Free Municipal Funds as of June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
August 3, 2004

The Fund 19

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended June 30, 2004 as "exempt-interest dividends" (not subject to regular federal and, for individuals who are Massachusetts residents, Massachusetts personal income taxes).

20

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (60)
Chairman of the Board (1999)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
No. of Portfolios for which Board Member Serves: 186

———————
James Fitzgibbons (69)
Board Member (1983)
Principal Occupation During Past 5 Years:
• Chairman of the Board, Davidson Cotton Company (1998-2002)
No. of Portfolios for which Board Member Serves: 23

———————
J.Tomlinson Fort (76)
Board Member (1994)
Principal Occupation During Past 5 Years:
• Retired; Of Counsel, Reed Smith LLP (1998-2004)
Other Board Memberships and Affiliations:
• Allegheny College,Trustee
• Pittsburgh Ballet Theatre,Trustee
• American College of Trial Lawyers, Fellow
No. of Portfolios for which Board Member Serves: 23

———————
Kenneth A. Himmel (58)
Board Member (1988)
Principal Occupation During Past 5 Years:
• President and CEO,Related Urban Development,a real estate development company (1996-present)
• President and CEO, Himmel & Company, a real estate development company (1980-present)
• CEO,American Food Management, a restaurant company (1983-present)
No. of Portfolios for which Board Member Serves: 23

The Fund 21

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Stephen J. Lockwood (57)
Board Member (1993)
Principal Occupation During Past 5 Years:
• Chairman of the Board, Stephen J. Lockwood and Company LLC, an investment company
(2000-present)
• Chairman of the Board and CEO, LDG Reinsurance Corporation (1977-2000)
Other Board Memberships and Affiliations:
• BDML Holdings, an insurance company, Chairman of the Board
• Affiliated Managers Group, an investment management company, Director
No. of Portfolios for which Board Member Serves: 23
———————
Roslyn Watson (54)
Board Member (1992)
Principal Occupation During Past 5 Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
Other Board Memberships and Affiliations:
• American Express Centurion Bank, Director
• The Hyams Foundation Inc., a Massachusetts Charitable Foundation,Trustee
• National Osteoporosis Foundation,Trustee
No. of Portfolios for which Board Member Serves: 23
———————
Benaree Pratt Wiley (58)
Board Member (1998)
Principal Occupation During Past 5 Years:
• President and CEO,The Partnership, an organization dedicated to increasing the representa-
tion of African Americans in positions of leadership, influence and decision-making in
Boston, MA (1991-present)
Other Board Memberships and Affiliations:
• Boston College,Associate Trustee
• The Greater Boston Chamber of Commerce, Director
• Mass. Development, Director
• Commonwealth Institute, Director
• Efficacy Institute, Director
• PepsiCo African-America,Advisory Board
No. of Portfolios for which Board Member Serves: 23

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166.Additional information about the Board Members is available in the fund's Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Ruth Marie Adams, Emeritus Board Member
Francis P. Brennan, Emeritus Board Member

22

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since March 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 97 investment companies (comprised of 190 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 58 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002.

Chief Investment Officer,Vice Chairman and a Director of the Manager, and an officer of 97 investment companies (comprised of 190 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 50 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, Vice President since March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 98 investment companies (comprised of 206 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since June 1977.

STEVEN F. NEWMAN, Secretary since March 2000.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 98 investment companies (comprised of 206 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since July 1980.

JEFF PRUSNOFSKY, Assistant Secretary since March 2000.

Associate General Counsel of the Manager, and an officer of 26 investment companies (comprised of 87 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since October 1990.

MICHAEL A. ROSENBERG, Assistant Secretary since March 2000.

Associate General Counsel of the Manager, and an officer of 95 investment companies (comprised of 199 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1991.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 98 investment companies (comprised of 206 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since April 1985.

The Fund 23

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Money Market Funds of the Manager, and an officer of 39 investment companies (comprised of 85 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1988.

KENNETH J. SANDGREN, Assistant Treasurer since November 2001.

Mutual Funds Tax Director of the Manager, and an officer of 98 investment companies (comprised of 206 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1993.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since July 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 33 years old and has been an employee of the Distributor since October 1998.

24

For More Information

Dreyfus BASIC
Massachusetts Municipal
Money Market Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

To obtain information:

By telephone

Call 1-800-645-6561

By mail Write to:

The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

By E-mail Send your request to info@dreyfus.com

On the Internet Information can be viewed online or downloaded from: http://www.dreyfus.com

© 2004 Dreyfus Service Corporation 0715AR0604

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
19	Report of Independent Registered Public Accounting Firm
20	Important Tax Information
21	Board Members Information
23	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus BASIC
New York Municipal
Money Market Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This annual report for Dreyfus BASIC New York Municipal Money Market Fund covers the 12-month period from July 1, 2003, through June 30, 2004. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, J. Christopher Nicholl.

The U.S. economy increasingly showed signs of sustainable growth during the reporting period.When it became clearer in the spring of 2004 that an unexpectedly strong job market and higher energy prices reflected renewed inflationary pressures, the tax-exempt money markets began to anticipate higher interest rates, and yields began to rise from historical lows. Indeed, on the last day of the reporting period, the Federal Reserve Board raised short-term rates in what many analysts believe is the first in a series of gradual increases.

To many investors, the move to a less accommodative monetary policy marks the beginning of a new phase in the economic cycle. At times such as these, when market conditions are in a period of transition, we believe it is especially important for you to stay in close contact with your financial advisor, who can help you position your portfolio in a way that is designed to respond to the challenges and opportunities of today's changing investment environment.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter

Chairman and Chief Executive Officer The Dreyfus Corporation

July 15, 2004

DISCUSSION OF FUND PERFORMANCE

J. Christopher Nicholl, Portfolio Manager

How did Dreyfus BASIC New York Municipal Money Market Fund perform during the period?

For the 12-month period ended June 30, 2004, the fund's shares provided a yield of 0.52% and, after taking into account the effects of compounding, an effective yield of 0.52%.1

We attribute the fund's returns to low interest rates throughout the reporting period.

What is the fund's investment approach?

The fund seeks to provide a high level of current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital and the maintenance of liq-uidity.To pursue this objective, we attempt to add value by selecting the individual tax-exempt money market instruments from New York issuers that we believe are most likely to provide high tax-exempt current income, while focusing on credit risk.We also actively manage the fund's weighted average maturity in anticipation of interest-rate and supply-and-demand changes in New York's short-term municipal marketplace.

Rather than focusing on economic or market trends, we search for securities that, in our opinion, will help us enhance the fund's yield.

The management of the fund's weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund's weighted average maturity to make cash available for the purchase of higher-yielding securities.This is due to the fact that yields tend to rise temporarily if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower yields, we may increase the fund's weighted average maturity to maintain current yields for as long as practical.At other times, we try to maintain a neutral weighted average maturity.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

What other factors influenced the fund's performance?

Just days before the start of the reporting period, the Federal Reserve Board ("the Fed") reduced the overnight federal funds rate to 1%, its lowest level since 1958 and the thirteenth in a series of reductions that began in January 2001.The Fed's efforts to stimulate a stronger economic recovery appeared to be successful, as evidence of stronger economic growth during the summer of 2003 rekindled long-dormant inflation concerns among fixed-income investors. Although longer-term bonds experienced heightened volatility, tax-exempt money market securities remained stable, anchored by the 1% federal funds rate.

By early 2004, the U.S. economy began to show signs of more robust improvement, but inflationary pressures generally failed to materialize, and money-market yields remained low.In early April,however,stronger than expected gains in the labor markets suggested that long-dormant inflationary pressures might be resurfacing, causing many investors to anticipate that the Fed might soon begin to raise short-term interest rates.As a result, money-market yields at the longer end of the maturity spectrum began to rise.

As the national economy improved, so did the fiscal condition of many New York issuers, including the City of New York. A rallying stock market and higher levels of investment banking activity helped fuel a recovery on Wall Street, producing higher-than-expected tax revenues for city coffers.As a result, the city and, to a lesser extent, the state had less need for short-term financing, and the supply of newly-issued money-market securities dropped compared to the same period one year earlier. Nonetheless, a relatively robust supply of newly-issued securities on the national level helped support tax-exempt yields relative to comparable taxable securities. Indeed, at times during the reporting period, nominal yields of tax-exempt securities exceeded those of taxable instruments.

In an attempt to capture incrementally higher yields during the first half of the reporting period, we generally maintained the fund's weighted average maturity in a range that we considered longer than

average.As inflationary pressures resurfaced in 2004, we began to adopt a more defensive position, reducing the fund's weighted average toward the short end of its range to give us the flexibility we needed to capture higher yields as they became available. Toward the end of the reporting period, when expectations of higher interest rates already appeared to be reflected by the market, we extended the fund's weighted average maturity to a more neutral position.

What is the fund's current strategy?

On June 30, 2004, the last day of the reporting period, the Fed raised short-term interest rates by 25 basis points in a move that many investors believe is the first in a series of gradual increases.As a result, yield differences between overnight instruments and one-year securities widened. To manage the risks of rising interest rates while attempting to capture opportunities for higher yields, we have adopted a "barbell" strategy in which we maintain a generally neutral weighted average maturity by balancing floating-rate instruments and fixed-rate securities in the two- to five-month range with securities with maturities of up to one year. In our view, this is a prudent approach in today's changing market environment.

July 15, 2004

1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-NewYork residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.An investment in the fund is not insured or guaranteed by the FDIC or the U.S. government.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The Fund 5

STATEMENT OF INVESTMENTS
June 30, 2004
	Principal
Tax Exempt Investments—100.0%	Amount ($)		Value ($)

Central Islip Union Free School District, GO Notes, TAN
3%, 6/28/2005	4,000,000		4,053,080
Frontier Central School District of Hamburg
GO Notes, BAN 2.75%, 6/16/2005	4,500,000		4,544,524
Great Neck North Water Authority, Water System Revenue
VRDN 1.04% (Insured; FGIC and Liquidity Facility;
State Street Bank & Trust Co.)	7,100,000	[a]	7,100,000
Irvington Union Free School District, GO Notes, BAN
1.50%, 8/27/2004	11,370,000		11,379,102
Jay Street Development Corporation
LR, VRDN (Jay Street Project):
1%, Series A-1 (LOC; JPMorgan Chase Bank)	10,900,000	[a]	10,900,000
1%, Series A-2 (LOC; Landesbank Hessen-
Thuringen Girozentrale)	2,500,000	[a]	2,500,000
Long Island Power Authority, Revenue, CP
1%, 10/5/2004 (LOC; JPMorgan Chase Bank)	15,000,000		15,000,000
Metropolitan Transportation Authority, Revenue:
CP, BAN 1%, 8/5/2004 (LOC; ABN-AMRO)	10,000,000		10,000,000
VRDN 1.07% (Insured; FSA and
Liquidity Facility; Dexia Credit Locale)	13,180,000	[a]	13,180,000
Monroe County Airport Authority, Airport Revenue
VRDN 1.13% (Insured; MBIA and Liquidity Facility;
Merrill Lynch)	4,900,000	[a]	4,900,000
Monroe County Industrial Development Agency
Civic Facility Revenue, VRDN
(St. Ann's Home for the Aged Project)
1.04% (LOC; HSBC Bank USA)	11,600,000	[a]	11,600,000
New York City, GO Notes, VRDN:
1%, Series A-7 (Insured; AMBAC and Liquidity
Facility; Bank of Nova Scotia)	3,800,000	[a]	3,800,000
1.03%, Series B-8 (LOC; Bayerische Landesbank)	5,505,000	[a]	5,505,000
1.03%, Series F-5 (LOC; Bayerische Landesbank)	5,385,000	[a]	5,385,000
1.07%, Series A-5 (LOC; HSBC Bank USA)	10,000,000	[a]	10,000,000
1.08%, Series E-4 (LOC; State Street Bank & Trust Co.)	6,100,000	[a]	6,100,000
New York City Housing Development Corporation, VRDN:
Mortgage Revenue
(Residential East 17th Street) 1.08%
(LOC: Commerce Bank and Rabobank Nederland)	13,900,000	[a]	13,900,000
Multi-Family Rental Housing Revenue:
(Monterey) 1% (Insured; FNMA)	13,400,000	[a]	13,400,000
(West 89th Street Development)
1.03% (LOC; FNMA)	14,000,000	[a]	14,000,000

	Principal
Tax Exempt Investments (continued)	Amount ($)		Value ($)

New York City Municipal Water Finance Authority
Water and Sewer System Revenue, VRDN:
1.04%, Series F (Liquidity Facility;
Bayerische Landesbank)	3,400,000	[a]	3,400,000
1.08%, Series A (Insured; FGIC and
Liquidity Facility; FGIC)	1,800,000	[a]	1,800,000
New York City Transitional Finance Authority, Revenue
VRDN 1.12% (Liquidity Facility; Bank of New York)	2,700,000	[a]	2,700,000
New York State, GO Notes
1.02%, 8/5/2004 (LOC; Dexia Credit Locale)	4,400,000		4,400,000
1.05%, 10/7/2004 (LOC; Dexia Credit Locale)	11,400,000		11,400,000
New York State Dormitory Authority, Revenue
VRDN:
(Cornell University)
1.04% (Liquidity Facility; JPMorgan Chase Bank)	8,985,000	[a]	8,985,000
(New York Foundling Charitable Corp.)
1.04% (LOC; Allied Irish Bank)	16,835,000	[a]	16,835,000
New York State Energy Research and Development
Authority, PCR (New York State Electric and Gas)
1.08%, 3/15/2005 (LOC; JPMorgan Chase Bank)	3,000,000		3,000,000
New York State Housing Finance Agency, Revenue
VRDN:
(Historic Front Street)
1.05% (LOC; Bank of New York)	5,000,000	[a]	5,000,000
(Normandie Court I Project)
1.03% (LOC; Landesbank Hessen-Thuringen
Girozentrale)	10,850,000	[a]	10,850,000
New York State Local Government Assistance
Corporation, VRDN:
Revenue
1% (LOC; Societe Generale)	16,600,000	[a]	16,600,000
Sales Tax Revenue
1.02% (LOC: Bayerische Landesbank and
WestLB AG)	16,115,000	[a]	16,115,000
Oneida Indian Nation, Revenue, VRDN
1.03% (LOC; Bank of America)	14,400,000	[a]	14,400,000
Orange County Industrial Development Agency
Civic Facility Revenue, VRDN
(Horton Medical Center Project)
1.06% (Insured; FSA and Liquidity Facility;
Fleet National Bank)	9,800,000	[a]	9,800,000

The Fund 7

S T A T E M E N T O F I N V E S T M E N T S (continued)

		Principal
Tax Exempt Investments (continued)		Amount ($)		Value ($)

Rensselaer County Industrial Development Agency
Civic Facility Revenue, VRDN
(Polytech Institute Project) 1.06%		3,400,000	[a]	3,400,000
Troy Industrial Development Authority
Civic Facility Revenue, VRDN
(Rensselaer Polytech Institute) 1.06%		6,750,000	[a]	6,750,000

Total Investments (cost $	302,681,706)	100.0%		302,681,706
Liabilities, Less Cash and Receivables		(0.0%)		(29,683)
Net Assets		100.0%		302,652,023

Summary of Abbreviations

AMBAC	American Municipal Bond	GO	General Obligation
	Assurance Corporation	LOC	Letter of Credit
BAN	Bond Anticipation Notes	LR	Lease Revenue
CP	Commercial Paper	MBIA	Municipal Bond Investors
FGIC	Financial Guaranty Insurance		Assurance Insurance
	Company		Corporation
FNMA	Federal National Mortgage	PCR	Pollution Control Revenue
	Association	TAN	Tax Anticipation Notes
FSA	Financial Security Assurance	VRDN	Variable Rate Demand Notes

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody's	or	Standard & Poor's	Value (%)

F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	93.8
AAA, AA, Ab		Aaa, Aa, Ab		AAA, AA, Ab	.9
Not Rated[c]		Not Rated[c]		Not Rated[c]	5.3
					100.0

a Securities payable on demand.Variable interest rate—subject to periodic change.

b	Notes which are not F, MIG, or SP rated are represented by bond ratings of the issuers.
c	Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2004
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	302,681,706	302,681,706
Cash		595,589
Interest receivable		581,522
		303,858,817

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2		111,027
Bank loan payable—Note 3		950,000
Dividend payable		145,520
Interest payable—Note 3		240
Payable for shares of Beneficial Interest redeemed		7
		1,206,794

Net Assets ( $)		302,652,023

Composition of Net Assets ($):
Paid-in capital		302,652,033
Accumulated net realized gain (loss) on investments		(10)

Net Assets ( $)		302,652,023

Shares Outstanding
(unlimited number of shares of Beneficial Interest authorized)		302,652,033
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2004
Investment Income ($):
Interest Income	3,152,523
Expenses:
Management fee—Note 2	1,461,915
Interest expense—Note 3	3,968
Total Expenses	1,465,883
Investment Income—Net, representing net increase
in net assets resulting from operations	1,686,640

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended June 30,

	2004	2003

Operations ($):
Investment Income—Net, representing net increase
in net assets resulting from operations	1,686,640	2,974,414

Dividends to Shareholders from ($):
Investment income—net	(1,686,640)	(2,974,414)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	243,793,743	276,074,163
Dividends reinvested	1,459,954	2,614,249
Cost of shares redeemed	(282,690,200)	(281,631,916)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(37,436,503)	(2,943,504)
Total Increase (Decrease) in Net Assets	(37,436,503)	(2,943,504)

Net Assets ($):
Beginning of Period	340,088,526	343,032,030
End of Period	302,652,023	340,088,526

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

		Year Ended June 30,

	2004	2003	2002	2001	2000

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.005	.009	.014	.032	.032
Distributions:
Dividends from investment income—net	(.005)	(.009)	(.014)	(.032)	(.032)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	.52	.86	1.36	3.26	3.20

Ratios/Supplemental Data (%):
Ratio of operating expenses
to average net assets	.45	.45	.45	.45	.45
Ratio of interest expense
to average net assets	.00[a]	.00[a]	.00[a]	.01	—
Ratio of net investment income
to average net assets	.52	.86	1.36	3.21	3.17

Net Assets, end of period ($ x 1,000)	302,652	340,089	343,032	364,267	358,095

a Amount represents less than .01%. See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC New York Municipal Money Market Fund (the "fund") is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company, currently offering three series including the fund.The fund's investment objective is to provide a high level of current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial"). Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund's Board of Trustees to represent the fair value of the fund's investments.

It is the fund's policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on invest-

ments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

(c) Concentration of risk: The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

All cash balances were maintained with the Custodian, Mellon Bank, N.A.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended, (the "Code").To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain, if any, sufficient to relieve it from substantially all federal income and excise taxes.

At June 30, 2004, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended June 30, 2004 and June 30, 2003, respectively, were all tax exempt income.

At June 30, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2—Investment Management Fee and Other Transactions with Affiliates:

Investment management fee: Pursuant to an Investment Management Agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee receives $40,000 per year, plus $5,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., the Trust and The Dreyfus/Laurel Funds Trust (the "Dreyfus/Laurel Funds") attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund.These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consists of management fees of $111,027.

NOTE 3—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the line of credit during the period ended June 30, 2004, was approximately $260,000 with a related weighted average annualized interest rate of 1.52%.

NOTE 4—Legal Matters:

Two class actions (which have been consolidated) have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the "Investment Advisers"), and the directors of all or substantially all of the Dreyfus funds, alleging that the Investment Advisers improperly used assets of the Dreyfus funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus funds, and that the use of fund assets to make these payments was not properly disclosed to investors. The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The complaints seek unspecified compensatory and punitive damages, rescission of the funds' contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses. Dreyfus and the Dreyfus funds believe the allegations to be totally without merit and will defend the actions vigorously.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse effect on the Dreyfus funds or Dreyfus' ability to perform its contracts with the Dreyfus funds.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders The Dreyfus/Laurel Tax-Free Municipal Funds

We have audited the accompanying statement of assets and liabilities of Dreyfus BASIC New York Municipal Money Market Fund (the "Fund") of The Dreyfus/Laurel Tax-Free Municipal Funds, including the statement of investments, as of June 30, 2004, and the related statement of operations for the year then ended,the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus BASIC New York Municipal Money Market Fund of The Dreyfus/Laurel Tax-Free Municipal Funds as of June 30, 2004, the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
August 3, 2004

The Fund 19

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended June 30, 2004 as "exempt-interest dividends" (not subject to regular federal and, for individuals who are New York residents, New York state and New York city personal income taxes).

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (60)
Chairman of the Board (1999)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
No. of Portfolios for which Board Member Serves: 186

———————
James Fitzgibbons (69)
Board Member (1983)
Principal Occupation During Past 5 Years:
• Chairman of the Board, Davidson Cotton Company (1998-2002)
No. of Portfolios for which Board Member Serves: 23

———————
J.Tomlinson Fort (76)
Board Member (1994)
Principal Occupation During Past 5 Years:
• Retired; Of Counsel, Reed Smith LLP (1998-2004)
Other Board Memberships and Affiliations:
• Allegheny College,Trustee
• Pittsburgh Ballet Theatre,Trustee
• American College of Trial Lawyers, Fellow
No. of Portfolios for which Board Member Serves: 23

———————
Kenneth A. Himmel (58)
Board Member (1988)
Principal Occupation During Past 5 Years:
• President and CEO,Related Urban Development,a real estate development company (1996-present)
• President and CEO, Himmel & Company, a real estate development company (1980-present)
• CEO,American Food Management, a restaurant company (1983-present)
No. of Portfolios for which Board Member Serves: 23

The Fund 21

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Stephen J. Lockwood (57)
Board Member (1993)
Principal Occupation During Past 5 Years:
• Chairman of the Board, Stephen J. Lockwood and Company LLC, an investment company
(2000-present)
• Chairman of the Board and CEO, LDG Reinsurance Corporation (1977-2000)
Other Board Memberships and Affiliations:
• BDML Holdings, an insurance company, Chairman of the Board
• Affiliated Managers Group, an investment management company, Director
No. of Portfolios for which Board Member Serves: 23
———————
Roslyn Watson (54)
Board Member (1992)
Principal Occupation During Past 5 Years:
• Principal,Watson Ventures, Inc., a real estate investment company (1993-present)
Other Board Memberships and Affiliations:
• American Express Centurion Bank, Director
• The Hyams Foundation Inc., a Massachusetts Charitable Foundation,Trustee
• National Osteoporosis Foundation,Trustee
No. of Portfolios for which Board Member Serves: 23
———————
Benaree Pratt Wiley (58)
Board Member (1998)
Principal Occupation During Past 5 Years:
• President and CEO,The Partnership, an organization dedicated to increasing the representa-
tion of African Americans in positions of leadership, influence and decision-making in
Boston, MA (1991-present)
Other Board Memberships and Affiliations:
• Boston College,Associate Trustee
• The Greater Boston Chamber of Commerce, Director
• Mass. Development, Director
• Commonwealth Institute, Director
• Efficacy Institute, Director
• PepsiCo African-America,Advisory Board
No. of Portfolios for which Board Member Serves: 23

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166.Additional information about the Board Members is available in the fund's Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Ruth Marie Adams, Emeritus Board Member
Francis P. Brennan, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since March 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 97 investment companies (comprised of 190 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 58 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002.

Chief Investment Officer,Vice Chairman and a Director of the Manager, and an officer of 97 investment companies (comprised of 190 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 50 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, Vice President since March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 98 investment companies (comprised of 206 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since June 1977.

STEVEN F. NEWMAN, Secretary since March 2000.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 98 investment companies (comprised of 206 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since July 1980.

JEFF PRUSNOFSKY, Assistant Secretary since March 2000.

Associate General Counsel of the Manager, and an officer of 26 investment companies (comprised of 87 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since October 1990.

MICHAEL A. ROSENBERG, Assistant Secretary since March 2000.

Associate General Counsel of the Manager, and an officer of 95 investment companies (comprised of 199 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since October 1991.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 98 investment companies (comprised of 206 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since April 1985.

The Fund 23

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Money Market Funds of the Manager, and an officer of 39 investment companies (comprised of 85 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1988.

KENNETH J. SANDGREN, Assistant Treasurer since November 2001.

Mutual Funds Tax Director of the Manager, and an officer of 98 investment companies (comprised of 206 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1993.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since July 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 33 years old and has been an employee of the Distributor since October 1998.

For More Information

Dreyfus BASIC
New York Municipal
Money Market Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

To obtain information:

By telephone

Call 1-800-645-6561

By mail Write to:

The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

By E-mail Send your request to info@dreyfus.com

On the Internet Information can be viewed online or downloaded from: http://www.dreyfus.com

© 2004 Dreyfus Service Corporation 0316AR0604

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $62,010 in 2003 and $63,015 in 2004.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $3,500 in 2003 and $3,500 in 2004. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2003 and $0 in 2004.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $5,400 in 2003 and $5,550 in 2004. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2003 and $0 in 2004.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2003 and $0 in 2004. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service

Affiliates, other than the services reported in paragraphs (b) and (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2003 and $0 in 2004.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,197,123 in 2003 and $2,776,719 in 2004.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management

Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Tax-Free Municipal Funds

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer

Date:	August 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer

Date:	August 26, 2004

By:	/s/ James Windels

James Windels
Chief Financial Officer

Date:	August 26, 2004

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)